Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of consideration transferred

(dollars in millions)	Amount
Cash consideration paid for Rockwell Collins outstanding common stock & equity awards	$15,533
Fair value of UTC common stock issued for Rockwell Collins outstanding common stock & equity awards	7,960
Total consideration transferred	$23,493

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The table below represents the final determination of the fair value of identifiable assets acquired and liabilities assumed from the Rockwell Collins acquisition after utilizing the one year measurement period allowed by the FASB ASC Topic 805, “Business Combinations.”

(dollars in millions)
Cash and cash equivalents	$640
Accounts receivable	1,659
Inventory	1,487
Contract assets, current	320
Other assets, current	251
Future income tax benefits	38
Fixed assets	1,542
Intangible assets:
Customer relationships	8,720
Tradenames/trademarks	1,870
Developed technology	600
Other assets	217
Total identifiable assets acquired	17,344

Short-term borrowings	2,254
Accounts payable	520
Accrued liabilities	1,663
Contract liabilities, current	299
Long-term debt	5,530
Future pension and postretirement benefit obligation	502
Other long-term liabilities	3,614
Noncontrolling interest	6
Total liabilities acquired	14,388
Total identifiable net assets	2,956
Goodwill	20,537
Total consideration transferred	$23,493

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination	The tradename intangible assets have been determined to have an indefinite life. The intangible assets included above consist of the following:

(dollars in millions)	Fair Value	Estimated Life
Acquired customer relationships	$8,720	10-23 years
Acquired tradenames/trademarks	1,870	indefinite
Acquired developed technology	600	15 years
	$11,190

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments	The pro-forma results were calculated by combining the results of RTC with the stand-alone results of Rockwell Collins for the pre-acquisition periods, which were adjusted to account for certain costs that would have been incurred during this pre-acquisition period:

	Year Ended December 31,
(dollars in millions, except per share amounts; shares in millions)	2018	2017
Net sales	$42,336	$37,909
Net income attributable to common shareowners from continuing operations	$2,011	$1,423
Basic earnings per share of common stock from continuing operations	$2.26	$1.66
Diluted earnings per share of common stock from continuing operations	$2.24	$1.65
The unaudited supplemental pro-forma data above includes the following significant adjustments made to account for certain costs which would have been incurred if the acquisition had been completed on January 1, 2017, as adjusted for the applicable tax impact. As our acquisition of Rockwell Collins was completed on November 26, 2018, the pro-forma adjustments in the table below only include the required adjustments through November 26, 2018:

	Year Ended December 31,
(dollars in millions)	2018	2017
Amortization of inventory and fixed asset fair value adjustment (1)	58	$(192)
Amortization of acquired Rockwell Collins intangible assets, net (2)	(193)	(202)
Utilization of contractual customer obligation (3)	16	116
RTC/Rockwell fees for advisory, legal, accounting services (4)	212	(212)
Interest expense incurred on acquisition financing, net (5)	(199)	(234)
Elimination of capitalized pre-production engineering amortization (6)	63	42
Adjustment to net periodic pension cost (7)	42	34
Adjustment to reflect the adoption of ASC 606 (8)	106	—
Elimination of entities held for sale (9)	(47)	(35)
Inclusion of B/E Aerospace (10)	—	(51)
	$58	$(734)
(1)    2018 reflects the elimination of the inventory step-up amortization recorded by RTC in 2018 as this would have been completed within the first two quarters of 2017. Additionally, this adjustment reflects the amortization of the fixed asset fair value adjustment as of the acquisition date.
(2)    Reflects the additional amortization of the acquired Rockwell Collins’ intangible assets recognized at fair value in purchase accounting and eliminates the historical Rockwell Collins intangible asset amortization expense.
(3)    Reflects the additional amortization of liabilities recognized for acquired contracts with terms less favorable than could be realized in market transactions as of the acquisition date and eliminates Rockwell Collins historical amortization of these liabilities.
(4)    2018 reflects the elimination of transaction-related fees incurred by RTC and Rockwell Collins in connection with the acquisition and assumes all of the fees were incurred during the first quarter of 2017.
(5)    Reflects the additional interest expense incurred on debt to finance our acquisition of Rockwell Collins and reduces interest expense for the debt fair value adjustment which would have been amortized.
(6)    Reflects the elimination of Rockwell Collins capitalized pre-production engineering amortization to conform to RTC policy.
(7)    Reflects adjustments for the elimination of amortization of prior service cost and actuarial loss amortization, which was recorded by Rockwell Collins, as a result of fair value purchase accounting, net of the impact of the revised pension and post-retirement benefit (expense) as determined under RTC’s plan assumptions.
(8)    Reflects adjustments to Rockwell Collins revenue recognition as if they adopted the New Revenue Standard as of January 1, 2018 and primarily relates to capitalization of contract costs and changes in timing of sales recognition for contracts requiring an over time method of revenue recognition, partially offset by deferral of revenue recognized on OEM product engineering and development.
(9)    Reflects the elimination of entities required to be sold for regulatory approvals.
(10)    Reflects adjustments to include the results and related adjustments for B/E Aerospace as if it had been acquired by Rockwell Collins on January 1, 2017.

Schedule of Goodwill	Changes in our goodwill balances for the year ended in 2019 were as follows:

(dollars in millions)	Balance as of January 1, 2019	Goodwill resulting from business combinations	Foreign currency translation and other	Balance as of December 31, 2019
Pratt & Whitney	$1,567	$—	$(4)	$1,563
Collins Aerospace Systems	35,002	75	(52)	35,025
Total Segments	36,569	75	(56)	36,588
Eliminations and other	21	—	—	21
Total	$36,590	$75	$(56)	$36,609

Schedule of Indefinite-Lived Intangible Assets	Identifiable intangible assets are comprised of the following:

	2019		2018
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Patents and trademarks	$47	$(34)	$47	$(32)
Collaboration intangible assets	4,862	(920)	4,509	(649)
Customer relationships and other	21,026	(3,884)	20,308	(2,913)
	25,935	(4,838)	24,864	(3,594)
Unamortized:
Trademarks and other	3,376	—	3,372	—
Total	$29,311	$(4,838)	$28,236	$(3,594)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The following is the expected amortization of total intangible assets for 2020 through 2024, which reflects the pattern of expected economic benefit on certain aerospace intangible assets:

(dollars in millions)	2020	2021	2022	2023	2024
Amortization expense	$1,248	$1,249	$1,283	$1,290	$1,277